Expense Example {- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-22 - Templeton Developing Markets Trust	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 683
3 years	991
5 years	1,321
10 years	2,252
Class C
Expense Example:
1 year	316
3 years	696
5 years	1,203
10 years	2,596
Class R
Expense Example:
1 year	166
3 years	544
5 years	946
10 years	2,073
Class R6
Expense Example:
1 year	102
3 years	348
5 years	614
10 years	1,374
Advisor Class
Expense Example:
1 year	115
3 years	389
5 years	684
10 years	$ 1,522